Stock Options, Stock Purchase Plan and Warrants (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about our options outstanding
Outstanding number of options	5,777,214
Weighted average remaining contractual life outstanding	3 years
Outstanding average exercise price	$ 1.02
Exercisable, number of options	4,074,834
Weighted average remaining contractual life exercisable	2 years 7 months 6 days
Exercisable, average exercise Price	$ 0.79
Range One [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.00
Price Range, Maximum	$ 0.30
Outstanding number of options	975,000
Weighted average remaining contractual life outstanding	1 year 10 months 24 days
Outstanding average exercise price	$ 0.25
Exercisable, number of options	975,000
Weighted average remaining contractual life exercisable	1 year 10 months 24 days
Exercisable, average exercise Price	$ 0.25
Range Two [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.31
Price Range, Maximum	$ 0.46
Outstanding number of options	5,000
Weighted average remaining contractual life outstanding	3 years 2 months 12 days
Outstanding average exercise price	$ 0.31
Exercisable, number of options	5,000
Weighted average remaining contractual life exercisable	3 years 2 months 12 days
Exercisable, average exercise Price	$ 0.31
Range Three [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.47
Price Range, Maximum	$ 0.61
Outstanding number of options	101,500
Weighted average remaining contractual life outstanding	3 years 3 months 18 days
Outstanding average exercise price	$ 0.50
Exercisable, number of options	101,500
Weighted average remaining contractual life exercisable	3 years 3 months 18 days
Exercisable, average exercise Price	$ 0.50
Range Four [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.62
Price Range, Maximum	$ 0.83
Outstanding number of options	1,988,674
Weighted average remaining contractual life outstanding	2 years 10 months 24 days
Outstanding average exercise price	$ 0.77
Exercisable, number of options	1,973,922
Weighted average remaining contractual life exercisable	2 years 10 months 24 days
Exercisable, average exercise Price	$ 0.77
Range Five [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.84
Price Range, Maximum	$ 1.08
Outstanding number of options	254,497
Weighted average remaining contractual life outstanding	1 year 10 months 24 days
Outstanding average exercise price	$ 1.03
Exercisable, number of options	216,622
Weighted average remaining contractual life exercisable	1 year 9 months 18 days
Exercisable, average exercise Price	$ 1.03
Range Six [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 1.09
Price Range, Maximum	$ 1.47
Outstanding number of options	1,111,918
Weighted average remaining contractual life outstanding	3 years 6 months
Outstanding average exercise price	$ 1.42
Exercisable, number of options	511,790
Weighted average remaining contractual life exercisable	3 years 3 months 18 days
Exercisable, average exercise Price	$ 1.43
Range Seven [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 1.48
Price Range, Maximum	$ 1.84
Outstanding number of options	1,340,625
Weighted average remaining contractual life outstanding	3 years 8 months 12 days
Outstanding average exercise price	$ 1.67
Exercisable, number of options	291,000
Weighted average remaining contractual life exercisable	2 years 8 months 12 days
Exercisable, average exercise Price	$ 1.58